Condensed Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Preferred Stock	Preferred Stock	Preferred Stock Additional Paid-in Capital	Common Stock	Common Stock	Common Stock Additional Paid-in Capital
Beginning balance at Dec. 31, 2012	$ 413,042	$ 455	$ 53,054	$ 158,015	$ 169,039	$ 32,474	$ 5
Beginning balance, shares at Dec. 31, 2012		45,554,570	53,054
Net income	21,666				21,622		44
Change in unrealized gains on investments, net of tax	(24,466)					(24,466)
Foreign currency translation adjustment, net of tax	0					0
Preferred stock dividends	(12,202)				(12,202)
Conversion of preferred stock, shares		12,295,430	(53,054)
Conversion of preferred stock		123	(53,054)	52,931
Issuance of stock, shares		21,881,800
Issuance of stock	213,277	219		213,058
Capital contributions	10,275			10,275
Stock-based compensation	1,628			1,628
Ending balance at Jun. 30, 2013	623,220	797	0	435,907	178,459	8,008	49
Ending balance, shares at Jun. 30, 2013		79,731,800	0
Beginning balance at Dec. 31, 2013	642,867	797	0	437,006	197,552	7,425	87
Beginning balance, shares at Dec. 31, 2013		79,731,800	0
Net income	56,720				56,726		(6)
Change in unrealized gains on investments, net of tax	24,878					24,878
Foreign currency translation adjustment, net of tax	(441)					(441)
Common stock dividends	(1,865)				(1,865)
Issuance of stock, shares									2,200,000			13,612,600
Issuance of stock								53,164	55,000	(1,836)	177,886	136	177,750
Capital contributions	0
Stock-based compensation	919			919
Ending balance at Jun. 30, 2014	$ 954,128	$ 933	$ 55,000	$ 613,839	$ 252,413	$ 31,862	$ 81
Ending balance, shares at Jun. 30, 2014		93,344,400	2,200,000